Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2021 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE		MATURITY DATE	VALUE
	Agency Fixed Rate Mortgages (26.1%)
	Federal Home Loan Mortgage Corporation
$904		2.00%		11/01/50	$915,787
	Conventional Pools:
1,629		2.50		04/01/50 – 06/01/50	1,677,325
337		3.00		04/01/50	348,302
154		3.50		08/01/49	160,032
85		4.00		07/01/49	88,374
	Gold Pools:
468		3.50		01/01/44 – 05/01/49	496,193
432		4.00		12/01/41 – 10/01/44	473,350
454		4.50		03/01/41 – 01/01/49	499,778
80		5.00		12/01/40 – 05/01/41	89,782
10		5.50		07/01/37	11,417
12		6.00		12/01/37	13,983
13		6.50		06/01/29 – 09/01/33	14,766
34		7.50		05/01/35	40,393
17		8.00		08/01/32	19,791
28		8.50		08/01/31	33,688
	Federal National Mortgage Association, Conventional Pools:
1,881		1.50		01/01/51 – 03/01/51	1,864,794
1,401		2.00		10/01/50 – 11/01/50	1,430,217
1,248		2.50		09/01/49 – 06/01/50	1,295,856
1,227		3.00		10/01/48 – 02/01/50	1,259,803
2,017		3.50		09/01/42 – 11/01/49	2,130,625
1,272		4.00		04/01/45 – 01/01/49	1,391,678
898		4.50		08/01/40 – 08/01/49	953,058
712		5.00		11/01/40 – 01/01/49	780,312
7		5.50		08/01/37	8,646
329		6.50		02/01/28 – 11/01/33	372,755
12		7.00		07/01/23 – 06/01/32	12,482
43		7.50		08/01/37	52,123
45		8.00		04/01/33	54,271
44		8.50		10/01/32	53,340
24		9.50		04/01/30	27,011
	September TBA:
5,000	(a)	2.00		09/01/51	5,089,258
21,000	(a)	2.50		09/01/51	21,830,976
	Government National Mortgage Association, Various Pools:
3,737		2.50		01/20/50 – 04/20/51	3,881,088
1,872		3.00		10/20/49 – 08/20/50	1,924,284
4,297		3.50		10/20/44 – 10/20/50	4,460,748
891		4.00		07/15/44 – 04/20/50	926,573
955		4.50		12/20/48 – 12/20/49	1,009,143
780		5.00		05/20/41 – 06/20/49	833,708
188		5.50		02/20/49 – 10/20/49	208,112
	Total Agency Fixed Rate Mortgages (Cost $55,987,130)				56,733,822

	Asset-Backed Securities (24.5%)
109	ABFC 2005-WF1 Trust,
	1 Month USD LIBOR + 0.95%	1.034	(b)	07/25/34	103,988
405	ABFC Trust,
	1 Month USD LIBOR + 0.78%	0.869	(b)	10/25/33	391,068
400	American Credit Acceptance Receivables Trust (c)	4.84		04/14/25	420,725
600	American Homes 4 Rent (c)	5.885		04/17/52	661,705
	American Homes 4 Rent Trust
520	(c)	5.639		04/17/52	572,194

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

	600	(c)	6.231		10/17/36	661,013
	618	Ameriquest Mortgage Securities, Inc.,	0.914	(b)	04/25/34	602,516
		1 Month USD LIBOR + 0.83%
		Amortizing Residential Collateral Trust
	526	1 Month USD LIBOR + 0.50%	0.589	(b)	12/25/30	510,691
	172	1 Month USD LIBOR + 0.64%	0.732	(b)	10/25/31	167,525
	293	1 Month USD LIBOR + 0.76%	0.849	(b)	10/25/32	281,435
		Argent Securities, Inc. Asset-Backed Pass-Through Certificates
	247	1 Month USD LIBOR + 1.88%	1.964	(b)	04/25/34	248,419
	326	5.63% - 1 Month USD LIBOR	3.40	(d)	12/25/33	332,660
	870	Avant Loans Funding Trust (c)	4.65		04/15/26	873,101
		Bear Stearns Asset-Backed Securities Trust
	145	1 Month USD LIBOR + 1.30%	1.389	(b)	10/27/32	143,230
	77	1 Month USD LIBOR + 1.95%	2.039	(b)	12/25/42	77,538
	180		2.853	(b)	07/25/36	179,521
	410	Business Loan Express Business Loan Trust,	0.484	(b)	10/20/40	382,214
		1 Month USD LIBOR + 0.40% (c)
	535	Carnow Auto Receivables Trust (c)	3.36		06/17/24	542,313
	1,956	Cascade Funding Mortgage Trust (c)	4.00	(b)	06/25/69	1,974,129
	148	Cendant Mortgage Corp. (c)	6.00	(b)	07/25/43	153,776
	1,000	CFMT 2020-HB4 LLC (c)	2.72	(b)	12/26/30	1,002,284
	122	CIM Small Business Loan Trust,	1.484	(b)	03/20/43	121,090
		1 Month USD LIBOR + 1.40% (c)
	532	Citicorp Residential Mortgage Trust	5.189		03/25/37	546,687
		Conn's Receivables Funding LLC
	89	(c)	3.62		06/17/24	89,457
	1,056	2020-A LLC (c)	4.20		06/16/25	1,060,673
	704	(c)	4.27		06/16/25	709,699
	2,000	2019-B LLC (c)	4.60		06/17/24	2,009,014
	54	Countrywide Asset-Backed Certificates,	1.019	(b)	06/25/33	53,768
		1 Month USD LIBOR + 0.93% (c)
		Credit-Based Asset Servicing & Securitization LLC
	115	1 Month USD LIBOR + 1.60% (c)	1.689	(b)	09/25/35	116,476
	16	1 Month USD LIBOR + 3.08%	3.164	(b)	08/25/30	16,177
	240	(c)	7.25		05/25/36	250,596
	400	DT Auto Owner Trust (c)	4.94		02/17/26	419,998
	776	ECAF I Ltd. (Cayman Islands) (c)	4.947		06/15/40	735,429
	109	EMC Mortgage Loan Trust,	1.589	(b)	11/25/30	108,965
		1 Month USD LIBOR + 1.50% (c)
	110	EquiFirst Mortgage Loan Trust,	3.089	(b)	10/25/34	116,292
		1 Month USD LIBOR + 3.00%
EUR	410	European Residential Loan Securitisation,	1.447		07/24/54	473,098
		2019-NPL1 DAC,
		1 Month EURIBOR + 2.00% (Ireland)
	$57	FCI Funding 2019-1 LLC (c)	3.63		02/18/31	57,671
		Finance of America HECM Buyout
	1,000	(c)	3.09	(b)	07/25/30	1,010,000
	700	(c)	6.414	(b)	02/25/31	698,693
	1,300	(c)	9.00	(b)	02/25/31	1,284,634
	200	Financial Asset Securities Corp. AAA Trust,	0.497	(b)	02/27/35	191,018
		1 Month USD LIBOR + 0.41% (c)
	122	FREED ABS Trust (c)	4.61		10/20/25	122,255
	643	Fremont Home Loan Trust,	1.364	(b)	02/25/33	646,914
		1 Month USD LIBOR + 1.28%
	295	GAIA Aviation Ltd. (Cayman Islands) (c)	3.967		12/15/44	295,384
	450	GLS Auto Receivables Issuer Trust (c)	4.94		12/15/25	469,545
EUR	541	Grand Canal Securities GCS 2 A REGS,	0.447	(b)	12/24/58	640,377
		1 Month EURIBOR + 1.00% (Ireland)
	$849	JOL Air Ltd. (Cayman Islands) (c)	3.967		04/15/44	854,696
	420	Kestrel Aircraft Funding Ltd. (c)	4.25		12/15/38	420,230
		Legacy Mortgage Asset Trust
	740	(c)	3.75		04/25/59	746,275

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

	785	2019-GS1 (c)	4.00		01/25/59	788,081
	306	Lehman ABS Manufactured Housing Contract Trust	6.63	(b)	04/15/40	325,294
	764	LoanMe Trust (c)	5.00		09/15/34	786,747
	125	MASTR Asset Securitization Trust,	1.589	(b)	05/25/33	124,354
		1 Month USD LIBOR + 1.50%
	250	MASTR Asset-Backed Securities Trust,	2.564	(b)	09/25/34	250,098
		1 Month USD LIBOR + 2.48%
	222	MERIT Securities Corp.	7.88		12/28/33	230,986
	311	METAL LLC (c)	4.581		10/15/42	280,324
	192	Mid-State Capital Corp. Trust	7.758		01/15/40	216,598
	329	Morgan Stanley ABS Capital I, Inc. Trust,	0.769	(b)	08/25/34	311,445
		1 Month USD LIBOR + 0.68% (e)
	590	Nationstar HECM Loan Trust (c)	2.82	(b)	09/25/30	593,125
		New Century Home Equity Loan Trust
	136	1 Month USD LIBOR + 0.80%	0.889	(b)	11/25/33	128,422
	145	1 Month USD LIBOR + 1.35%	1.439	(b)	03/25/33	145,685
		New Residential Mortgage LLC
	2,282		5.437		06/25/25 – 07/25/25	2,330,822
	522	(c)	4.89		05/25/23	523,019
	312	2018-FNT2 (c)	3.79		07/25/54	311,852
GBP	250	NewDay Funding PLC,	2.154	(b)	08/15/26	347,729
		1 Month GBP LIBOR + 2.10%
		(United Kingdom) (c)
	300	Newday Partnership Funding PLC,	2.154	(b)	12/15/27	416,668
		1 Month GBP LIBOR + 2.10%
		(United Kingdom)
	$296	Newtek Small Business Loan Trust,	2.70	(b)	02/25/44	291,622
		Daily U.S. Prime Rate - 0.55% (c)
	300	NovaStar Mortgage Funding Trust,	1.664	(b)	12/25/34	300,425
		1 Month USD LIBOR + 1.58%
		NRZ Advance Receivables Trust
	350	(c)	1.475		09/15/53	351,468
	600	(c)	5.801		10/15/52	603,442
		NRZ Excess Spread-Collateralized Notes
	451	(c)	2.981		03/25/26	451,922
	2,500	(c)	3.104		07/25/26	2,499,941
	73	(c)	3.61		05/25/23	72,935
	570	(c)	3.844		12/25/25	577,223
		Class A
	940	(c)	3.228		05/25/26	942,839
	921	NRZ FHT Excess LLC, Class A (c)	4.212		11/25/25	931,914
		Oakwood Mortgage Investors, Inc.
	849		7.405	(b)	06/15/31	185,121
	80		7.72		04/15/30	83,936
	178		7.84	(b)	11/15/29	186,940
	1,000	PMT FMSR Issuer Trust,	2.439	(b)	04/25/23	997,778
		1 Month USD LIBOR + 2.35% (c)
	1,250	PNMAC FMSR Issuer Trust,	3.089	(b)	03/25/26	1,265,801
		1 Month USD LIBOR + 3.00% (c)
		PNMAC GMSR Issuer Trust
	700	1 Month USD LIBOR + 2.65% (c)	2.739	(b)	08/25/25	699,836
	725	1 Month USD LIBOR + 2.85% (c)	2.939	(b)	02/25/23	729,175
	150	Progress Residential 2019-SFR2 Trust (c)	3.794		05/17/36	152,787
	181	Prosper Marketplace Issuance Trust (c)	5.50		10/15/24	181,567
	948	PRPM 2020-1 LLC (c)	2.981		02/25/25	953,190
	1,518	Raptor Aircraft Finance I LLC (c)	4.213		08/23/44	1,463,389
	411	ReadyCap Lending Small Business Loan Trust, Daily U.S. Prime Rate - 0.50% (c)	2.75	(b)	12/27/44	393,490
	250	Renaissance Home Equity Loan Trust	5.451		05/25/35	269,076
	732	S-Jets Ltd. (Bermuda) (c)	3.967		08/15/42	728,590
	1,119	SFS Asset Securitization LLC (c)	4.238		06/10/25	1,121,663
		Shenton Aircraft Investment I Ltd.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

977	(c)	4.75		10/15/42	952,162
296	(c)	5.75		10/15/42	226,178
1,000	Small Business Lending Trust (c)	3.20		12/15/26	1,005,522
	Sprite 2017-1 Ltd.
379	(c)	4.25		12/15/37	378,328
527	(c)	6.90		12/15/37	361,159
132	Stanwich Mortgage Loan Co.	3.375		08/15/24	132,717
	2019-NPL–B-1 LLC (c)
255	Stanwich Mortgage Loan Trust (c)	3.475		11/16/24	256,000
302	START Ireland (Bermuda) (c)	4.089		03/15/44	304,464
451	VCAT 2021-NPL1 LLC (c)	2.289		12/26/50	453,115
298	WAVE Trust (c)	3.844		11/15/42	299,060
	Total Asset-Backed Securities (Cost $53,565,279)				53,463,180

	Collateralized Mortgage Obligations - Agency Collateral Series (2.3%)
	Federal Home Loan Mortgage Corporation,
	IO REMIC
154		1.785	(b)	10/15/41	7,718
314		1.843	(b)	04/15/39	16,420
837		1.846	(b)	09/15/41	55,707
298		1.847	(b)	10/15/39	15,015
412		1.85	(b)	08/15/42	25,680
560		1.928	(b)	10/15/40	31,249
11,768		2.00		10/25/50	961,694
47		5.00		08/15/41	5,763
673	6.00% - 1 Month USD LIBOR	5.907	(d)	11/15/43 – 06/15/44	116,436
	IO STRIPS
1,388		1.325	(b)	10/15/37	58,263
75		7.00		06/15/30	12,594
80		7.50		12/15/29	13,091
	REMIC
198		3.50		02/15/42	208,137
102	12.00% - 2.67 x 1 Month USD LIBOR	11.733	(d)	12/15/43	123,369
	Federal National Mortgage Association,
	IO REMIC
1,495		1.519	(b)	03/25/46	87,609
323		1.764	(b)	03/25/44	16,968
436		1.784	(b)	10/25/39	25,178
450		3.50		03/25/43	15,599
210	5.65% - 1 Month USD LIBOR	5.561	(d)	11/25/41	17,394
654	6.05% - 1 Month USD LIBOR	5.961	(d)	06/25/42	119,276
161	6.55% - 1 Month USD LIBOR	6.461	(d)	08/25/41	16,138
	IO STRIPS
20		7.00		11/25/27	2,464
60		8.00		05/25/30 – 06/25/30	8,235
22		8.50		10/25/24	2,095
	REMIC
20	1 Month USD LIBOR + 1.20%	1.289	(b)	12/25/23	19,978
511		2.00		07/25/50	461,170
29		3.249	(b)	04/25/39	28,409
	Government National Mortgage Association
94		4.00		11/20/49	99,564
	IO
1,740		0.768	(b)	08/20/58	37,095
1,018		3.50		06/20/41 – 10/16/42	161,146
78		4.50		05/20/40	4,730
40		5.00		02/16/41	7,024
373	6.00% - 1 Month USD LIBOR	5.916	(d)	08/20/42	68,073
450	6.10% - 1 Month USD LIBOR	6.016	(d)	04/20/41 – 08/20/42	88,885
406	6.14% - 1 Month USD LIBOR	6.056	(d)	12/20/43	75,292
343	6.30% - 1 Month USD LIBOR	6.216	(d)	09/20/43	43,484
239	6.55% - 1 Month USD LIBOR	6.459	(d)	08/16/34	27,982
	IO PAC

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

	37		5.00		10/20/40	2,491
	84	6.15% - 1 Month USD LIBOR	6.066	(d)	10/20/41	1,024
		IO REMIC
	3,878		1.072	(b)	08/20/69	229,364
	4,671		1.656	(b)	07/20/67	240,507
	9,585		2.00		11/20/50	765,625
	588		3.50		05/20/43	65,501
		REMIC
	74	1 Month USD LIBOR + 0.45%	0.539	(b)	02/20/61	74,077
	62	1 Month USD LIBOR + 0.70%	0.789	(b)	08/20/63	62,457
	9	1 Month USD LIBOR + 0.77%	0.859	(b)	02/20/66	8,599
	559		3.00		03/20/69	584,503
		Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $3,748,426)				5,119,072

		Commercial Mortgage-Backed Securities (4.9%)
	133	Banc of America Commercial Mortgage Trust	3.167		09/15/48	99,850
	188	CG-CCRE Commercial Mortgage Trust, 1 Month USD LIBOR + 1.85% (c)	1.947	(b)	11/15/31	184,576
		Citigroup Commercial Mortgage Trust
	220		4.573	(b)	09/10/58	224,814
		IO
	2,099		0.881	(b)	09/10/58	65,844
		COMM Mortgage Trust,
		IO
	1,003		0.729	(b)	10/10/47	18,280
	100	(c)	4.756	(b)	07/15/47	102,273
	163	Commercial Mortgage Lease-Backed Certificates	8.061	(b)	06/20/31	165,615
		(c)
	2,253	Commercial Mortgage Pass-Through Certificates,	0.562	(b)	02/10/47	27,631
		IO
	1,198	COOF Securitization Trust, IO (c)	2.426	(b)	10/25/40	95,508
	1,941	COOF Securitization Trust II, IO (c)	2.67	(b)	08/25/41	137,624
	1,000	Credit Suisse Mortgage Capital Certificates,	1.494	(b)	07/15/38	1,001,000
		1 Month USD LIBOR + 1.40% (c)(f)
	1,500	CSMC 2020-TMIC, Class A,	3.25	(b)	12/15/35	1,526,739
		1 Month USD LIBOR + 3.00% (c)
	6,679	GS Mortgage Securities Corp. II, IO (c)	0.457	(b)	10/10/32	28,629
		GS Mortgage Securities Trust
	450		3.345		07/10/48	434,035
	370	(c)	4.741	(b)	08/10/46	365,963
		IO
	1,677		0.72	(b)	09/10/47	32,301
	1,217		0.993	(b)	04/10/47	26,679
	1,041	JP Morgan Chase Commercial Mortgage Securities Corp., 1 Month USD LIBOR + 1.70% (c)	1.793	(b)	04/15/38	1,048,337
	1,668	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.673	(b)	12/15/49	38,266
	267	JPMBB Commercial Mortgage Securities Trust (c)	4.656	(b)	04/15/47	269,865
		IO
	2,962		0.729	(b)	01/15/47	43,008
		KGS-Alpha SBA COOF Trust, IO
	711	(c)	2.65	(b)	07/25/41	86,589
	824	(c)	2.996	(b)	04/25/40	49,245
		Natixis Commercial Mortgage Securities Trust
	720	(c)	3.902		10/15/36	724,314
	600	(c)	4.135	(b)	05/15/39	584,784
	600	(c)	4.409	(b)	02/15/39	578,111
CAD	9,690	Real Estate Asset Liquidity Trust, IO (Canada) (c)	1.201	(b)	02/12/55	469,882
	$1,445	Sutherland Commercial Mortgage Trust (c)	2.23	(b)	12/25/41	1,467,791

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

	3,926	UBS Commercial Mortgage Trust, IO	0.878	(b)	03/15/51	194,384
	206	VCC 2020-MC1 Trust (c)	4.50	(b)	06/25/45	206,686
	306	Wells Fargo Commercial Mortgage Trust (c)	3.153		09/15/57	302,177
		Total Commercial Mortgage-Backed Securities (Cost $10,112,981)				10,600,800
		Corporate Bond (0.1%)
		Finance (0.1%)
	350	DP Facilities Data Center Subordinated Pass-Through Trust (c) (Cost $247,216)	0.00	(b)	11/10/28	176,120

		Mortgages - Other (40.8%)
	117	Adjustable Rate Mortgage Trust	2.678	(b)	04/25/35	119,322
GBP	272	Alba 2005-1 PLC,	0.684	(b)	11/25/42	367,288
		3 Month GBP LIBOR + 0.60%
		(United Kingdom)
		Alternative Loan Trust
	$59		5.50		02/25/25 – 01/25/36	52,028
	177		5.75		03/25/34	178,961
	338		6.25	(b)	08/25/37	255,435
	82	40.02% - 6 x 1 Month USD LIBOR	39.485	(d)	05/25/37	151,318
	970	Asset Backed Trust (c)	2.24		06/25/61	971,726
		Banc of America Funding Trust
	14		5.25		07/25/37	14,437
	318		5.50		09/25/35	345,701
	612	Bear Stearns ARM Trust	2.121	(b)	04/25/34	627,846
	583	Bear Stearns Asset-Backed Securities I Trust,	23.493	((d)	03/25/36	373,157
		25.64% - 3.29 x 1 Month USD LIBOR
		Cascade Funding Mortgage Trust
	2,000	(c)	3.735	(b)	06/25/36	2,000,000
	2,892	(c)	4.00	(b)	10/25/68	2,994,968
	508	CFMT 2020-ABC1 LLC (c)	2.00	(b)	09/25/50	496,078
		CFMT 2020-HB4 LLC
	1,000	(c)	4.948	(b)	12/26/30	1,003,311
	750	(c)	6.00	(b)	12/26/30	752,866
		CFMT 2021-HB5 LLC
	1,000	(c)	2.91	(b)	02/25/31	1,000,649
	1,500	(c)	5.683	(b)	02/25/31	1,498,273
	1,878	CHL GMSR Issuer Trust, 1 Month USD LIBOR + 2.75% (c)	2.839	(b)	05/25/23	1,883,443
		CHL Mortgage Pass-Through Trust
	105		2.587	(b)	05/20/34	108,163
	196		2.838	(b)	10/25/33	201,265
	296		5.50		10/25/34	306,238
	70		6.00		12/25/36	56,397
		CIM Trust
	1,494	(c)	2.50	(b)	06/25/51	1,529,569
	547	(c)	2.568		07/25/59	550,250
	677	(c)	2.569		07/25/55	678,816
	299	Citigroup Mortgage Loan Trust, 1 Year CMT + 2.40%	2.52	(b)	11/25/35	300,606
	1,840	(c)	2.50	(b)	04/25/51	1,885,887
CAD	15	Classic RMBS Trust (Canada) (c)	3.064		08/16/49	12,338
GBP	133	Clavis Securities PLC,	0.531	(b)	12/15/40	174,804
		3 Month GBP LIBOR + 0.45%
		(United Kingdom)
	$369	Credit Suisse First Boston Mortgage Securities Corp., 1 Month USD LIBOR + 3.30%	3.389	(b)	02/25/32	369,558
		Credit Suisse Mortgage Trust
	2,232		1.00		04/15/23 – 08/15/23	2,239,135
	1,000		3.709		05/15/23	1,003,983
		CSFB Mortgage-Backed Pass-Through Certificates
	307		2.834	(b)	05/25/34	322,133

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

	467		6.50		11/25/35	143,742
	500	CSMC Trust	3.89		12/15/23	502,567
EUR	611	Dssv Sarl,	3.00		10/15/24	709,891
		3 Month EURIBOR + 3.00% (Spain)
	382	E-Mac de,	3.198	(b)	05/25/57	447,960
		3 Month EURIBOR + 0.21% (Germany)
	500	E-MAC DE 2005-I BV,	7.578	(b)	05/25/52	548,489
		3 Month EURIBOR + 0.50% (Germany)
	210	E-MAC NL 2004-I BV,	1.711	(b)	07/25/36	245,929
		3 Month EURIBOR + 0.18% (Netherlands)
	168	E-MAC NL 2005-I BV,	3.951	(b)	04/25/38	183,733
		3 Month EURIBOR + 0.23% (Netherlands)
	246	E-MAC Program BV,	2.751	(b)	01/25/48	252,938
		3 Month EURIBOR + 2.00% (Netherlands)
	149	E-MAC Program II BV,	3.701	(b)	04/25/48	161,409
		3 Month EURIBOR + 2.00% (Netherlands)
	281	EMF-NL Prime,	0.252	(b)	04/17/41	322,884
		3 Month EURIBOR + 0.80% (Netherlands)
	200	EMF-NL Prime 2008-ABV,	0.302	(b)	04/17/41	180,323
		3 Month EURIBOR + 0.85% (Netherlands)
	234	Eurohome Mortgages PLC,	0.00	(b)	08/02/50	249,998
		3 Month EURIBOR + 0.21% (Germany)
	$500	Eurosail 2006-2bl PLC, 3 Month USD LIBOR + 0.24% (United Kingdom) (c)	0.359	(b)	12/15/44	489,085
		Eurosail BV
EUR	1,000	3 Month EURIBOR + 1.80% (Netherlands)	1.252	(b)	10/17/40	1,192,368
	300	3 Month EURIBOR + 2.20% (Netherlands)	1.652	(b)	10/17/40	345,417
	500	Eurosail-NL 2007-1bv,	0.552	(b)	04/17/40	487,879
		3 Month EURIBOR + 1.10% (Netherlands)
		Federal Home Loan Mortgage Corporation
	$1,786		3.00		09/25/45 – 05/25/47	1,796,249
	241		3.50		05/25/45 – 05/25/47	244,774
		Flagstar Mortgage Trust,
		Class A2
	1,461	(c)	2.50	(b)	04/25/51	1,498,278
		Class A2
	1,784	(c)	2.50	(b)	06/25/51	1,834,072
		FMC GMSR Issuer Trust
	1,100	(c)	3.62	(b)	07/25/26	1,099,873
	750	(c)	4.23	(b)	09/25/24	753,094
	1,000	(c)	4.36	(b)	07/25/26	999,992
	1,000	(c)	4.45	(b)	01/25/26	1,014,160
	176	Galton Funding Mortgage Trust (c)	4.00	(b)	11/25/57 - 02/25/59	179,288
EUR	444	GC Pastor Hipotecario 5 FTA,	0.00	(b)	06/21/46	490,984
		3 Month EURIBOR + 0.17% (Spain)
	$1,045	Grand Avenue Mortgage Loan Trust (c)	3.25		08/25/64	1,053,575
		Great Hall Mortgages No 1 PLC
EUR	500	3 Month EURIBOR + 0.22%	0.00	(b)	03/18/39	567,680
		(United Kingdom)
GBP	500	3 Month GBP LIBOR + 0.30%	0.38	(b)	06/18/39	663,196
		(United Kingdom)
	$179	GSAA Trust	6.00		04/01/34	194,611
		GSR Mortgage Loan Trust
	37	1 Month USD LIBOR + 0.25%	0.339	(b)	03/25/35	16,827
	8	1 Year CMT + 1.75%	1.84	(b)	03/25/33	7,773
	166		2.651	(b)	12/25/34	168,190
	349		2.808	(b)	12/25/34	362,821
	59		5.00		02/25/34	61,296
	4		5.50		11/25/35	4,410
	120		6.00		09/25/35	125,553
	114	HarborView Mortgage Loan Trust	2.194	(b)	05/19/33	116,265
	532	Headlands Residential LLC (c)	3.967		06/25/24	535,073

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

	87	Impac CMB Trust,	0.884	(b)	10/25/34	87,545
		1 Month USD LIBOR + 0.795%
	500	Ims Ecuadorian Mortgage Trust (c)	3.40		08/18/43	523,437
	147	IndyMac INDX Mortgage Loan Trust	2.495	(b)	11/25/34	151,542
		JP Morgan Mortgage Trust
	1,000	(c)	2.50	(b)	12/25/51	1,023,500
	166		2.675	(b)	12/25/34	165,805
	116	(c)	2.892	(b)	07/27/37	120,893
EUR	252	Landmark Mortgage Securities No. 1 PLC,	0.058	(b)	06/17/38	296,188
		3 Month EURIBOR + 0.60%
		(United Kingdom)
	263	Lansdowne Mortgage Securities No. 1 PLC,	0.00	(b)	06/15/45	290,407
		3 Month EURIBOR + 0.30% (Ireland)
	459	Lansdowne Mortgage Securities No. 2 PLC,	0.00	(b)	09/16/48	493,817
		3 Month EURIBOR + 0.34% (Ireland)
		LHOME Mortgage Trust
	$400	(c)	3.228		10/25/24	403,649
	500	(c)	3.868		07/25/24	504,217
EUR	293	Ludgate Funding PLC,	0.00	(b)	12/01/60	331,151
		3 Month EURIBOR + 0.42%
		(United Kingdom)
GBP	157	Mansard Mortgages PLC,	0.678	(b)	10/15/48	210,508
		3 Month GBP LIBOR + 0.60%
		(United Kingdom)
	$388	MASTR Adjustable Rate Mortgages Trust	2.551	(b)	06/25/34	391,813
		MASTR Alternative Loan Trust
	144		5.00		05/25/18	146,098
	134		6.00		05/25/33	139,285
	156	MASTR Asset Securitization Trust	5.50		10/25/25	156,373
	124	MASTR Reperforming Loan Trust (c)	7.50		05/25/35	119,126
	2,941	Mello Mortgage Capital Acceptance (c)	2.50	(b)	06/25/51 – 07/01/51	3,005,852
	420	MERIT Securities Corp.,	2.337	(b)	09/28/32	381,600
		1 Month USD LIBOR + 2.25% (c)
		Merrill Lynch Mortgage Investors Trust
	20	6 Month USD LIBOR + 0.50%	0.705	(b)	04/25/29	19,775
	54		2.035	(b)	08/25/33	54,340
	146		2.514	(b)	02/25/34	150,543
	45		3.247	(b)	01/25/37	48,635
EUR	700	Miravet SARL (Luxembourg)	1.057		05/26/65	831,765
	$99	Morgan Stanley Dean Witter Capital I, Inc. Trust (g)	1.581	(b)	03/25/33	101,528
	27	Morgan Stanley Mortgage Loan Trust (h)	2.406	(b)	02/25/34	27,491
	226	Mortgage Equity Conversion Asset Trust,	0.54	(b)	02/25/42	218,067
		1 Year CMT + 0.47% (c)
GBP	1,000	Mortgage Funding 2008-1 PLC,	1.184	(b)	03/13/46	1,379,516
		3 Month GBP LIBOR + 1.10%
		(United Kingdom)
	$129	National City Mortgage Capital Trust	6.00		03/25/38	136,113
GBP	310	Newgate Funding PLC,	3.081	(b)	12/15/50	431,464
		3 Month GBP LIBOR + 3.00%
		(United Kingdom)
	$270	NRPL Trust (c)	4.25		07/25/67	270,945
	699	NYMT Loan Trust (c)	2.944	(b)	10/25/60	706,955
	607	PMC PLS ESR Issuer LLC (c)	5.069		11/25/24	610,041
		Preston Ridge Partners LLC
	470	(c)	2.857		09/25/25	473,528
	1,327	(c)	3.104		11/25/25	1,338,216
	1,960	PRMI Securitization Trust (c)	2.50	(b)	04/25/51	1,998,905
	365	PRPM LLC (c)	3.50	(b)	10/25/24	367,425
	311	RALI Trust	6.00		05/25/36 – 06/25/36	299,869
	89	RBSSP Resecuritization Trust (c)	38.495	(b)	09/26/37	194,835
	223	Reperforming Loan REMIC Trust (c)	8.50		06/25/35	242,883
	13,160	Residential Asset Securitization Trust, IO	0.50		04/25/37	322,261

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

EUR	458	Resloc UK PLC, 3 Month EURIBOR + 0.45% (United Kingdom)	0.00	(b)	12/15/43	508,266
		RMF Buyout Issuance Trust
	$363	(c)	2.158	(b)	02/25/30	363,929
	1,000	(c)	3.63	(b)	10/25/50	999,387
	1,600	(c)	4.191	(b)	02/25/30	1,567,824
	800	(c)	4.571	(b)	06/25/30	804,207
		Seasoned Credit Risk Transfer Trust
	7,376		3.00		09/25/55 – 05/25/60	7,926,191
	936		3.25		07/25/56 – 06/25/57	1,021,223
	600	(c)	3.75	(b)	09/25/55	620,310
	2,550	(c)	4.00	(b)	08/25/56 – 02/25/59	2,776,670
	407		4.50		06/25/57	454,757
	600	(c)	4.75	(b)	07/25/58	640,336
	210	Seasoned Loans Structured Transaction	3.00	(b)	04/25/58	210,293
		Sequoia Mortgage Trust
	471	1 Month USD LIBOR + 0.64%	0.729	(b)	04/19/27	468,178
	103	1 Month USD LIBOR + 0.78%	0.864	(b)	01/20/36	100,029
	994	Class A1 (c)	2.50	(b)	06/25/51	1,016,247
	298	Structured Adjustable Rate Mortgage Loan Trust	2.592	(b)	02/25/35	298,975
		Structured Asset Mortgage Investments II Trust
	116	1 Month USD LIBOR + 0.46%	0.549	(b)	05/25/45	115,546
	60		0.854	(b)	04/19/35	59,486
	321	Structured Asset Securities Corp. Mortgage Pass-Through Certificates	5.361	(b)	11/25/30	321,883
GBP	745	Structured Asset Securities Corp. Reverse Mortgage Loan Trust,	1.939	(b)	05/25/47	669,707
		1 Month USD LIBOR + 1.85% (c)
EUR	700	TDA 27 FTA,
		3 Month EURIBOR + 0.19% (Spain)	0.00	(b)	12/28/50	722,467
	$250	TVC Mortgage Trust (c)	3.474		09/25/24	251,963
	1,671	United Wholesale Mortgage Trust (c)	2.50	(b)	06/25/51	1,710,955
AUD	1,000	Vermilion Trust,
		1 Month BBSW +2.40% (Australia)	2.41		07/10/50	743,092
	$48	Vista Point Securitization Trust (c)	1.763	(b)	03/25/65	48,906
	93	Washington Mutual Mortgage Pass-Through Certificates Trust	2.755	(b)	09/25/33	94,831
		Total Mortgages - Other (Cost $86,115,671)				88,762,159

		Short-Term Investments (11.6%)
		U.S. Treasury Security (0.3%)
	763	U.S. Treasury Bill (i)(j) (Cost $762,935)	0.032		11/04/21	762,910

NUMBER OF SHARES (000)

	Investment Company (11.3%)
24,620	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (k) (Cost $24,619,721)		24,619,721
	Total Short-Term Investments (Cost $25,382,656)		25,382,631

	Total Investments (Cost $235,159,359) (l)(m)(n)	110.3%	240,237,784
	Liabilities in Excess of Other Assets	(10.3)	(22,523,180)
	Net Assets	100.0%	$217,714,604

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

BBSW	Australia’s Bank Bill Swap.
CMT	Constant Maturity Treasury Note Rate.
EURIBOR	Euro Interbank Offered Rate.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
PAC	Planned Amortization Class.
REMIC	Real Estate Mortgage Investment Conduit.
STRIPS	Separate Trading of Registered Interest and Principal of Securities.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	Floating or variable rate securities: The rates disclosed are as of July 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.
(c)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(d)	Inverse Floating Rate Security - Interest rate fluctuates with an inverse relationship to an associated interest rate. Indicated rate is the effective rate at July 31, 2021.
(e)	For the nine months ended July 31, 2021, there were no purchases or sales of Morgan Stanley ABS Capital I, Inc. Trust, Asset-Backed Security, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940.
(f)	When-issued security.
(g)	For the nine months ended July 31, 2021, the proceeds from sale and paydowns of Morgan Stanley Dean Witter Capital I, Inc. Trust, Asset-Backed Security and Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $60,699, including net realized gains of $1,597.
(h)	For the nine months ended July 31, 2021, the proceeds from paydowns of Morgan Stanley Mortgage Loan Trust, Mortgage - Other, and its affiliated broker-dealers, which may be deemed affiliates of the Adviser/Administrator and Distributor under the Investment Company Act of 1940, was $22,000, including net realized losses of $468.
(i)	Rate shown is the yield to maturity at July 31, 2021.
(j)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(k)	The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the "Liquidity Funds"), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the nine months ended July 31, 2021, advisory fees paid were reduced by $11,961 relating to the Fund's investment in the Liquidity Funds.
(l)	Securities are available for collateral in connection with securities purchased on a forward commitment basis when-issued, open foreign currency forward exchange contracts and futures contracts.
(m)	The Fund is permitted to purchase and sell securities ("cross-trade") from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the "Rule"). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the nine months ended July 31, 2021, the Fund did not engage in any cross-trade transactions.
(n)	At July 31, 2021, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $7,182,451 and the aggregate gross unrealized depreciation is $1,332,719, resulting in net unrealized appreciation of $5,849,732.

Morgan Stanley Mortgage Securities Trust

Portfolio of Investments ▪ July 31, 2021 (unaudited) continued

Foreign Currency Forward Exchange Contracts: The Fund had the following foreign currency forward exchange contracts open at July 31, 2021:

COUNTERPARTY	CONTRACTS TO DELIVER		IN EXCHANGE FOR		DELIVERY DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Barclays Bank PLC		$1,470	GBP	1,036	08/20/21	$(30)
BNP Paribas SA	EUR	16		$19	08/20/21	—@
BNP Paribas SA	EUR	24		$28	08/20/21	—@
BNP Paribas SA		$1,546	AUD	2,047	08/20/21	(44)
BNP Paribas SA		$1,546	AUD	2,113	08/20/21	5
BNP Paribas SA		$17,902	CAD	21,972	08/20/21	(290)
BNP Paribas SA		$15,375	CAD	19,469	08/20/21	230
Goldman Sachs International	CAD	561,844		$465,441	08/20/21	15,109
HSBC Bank PLC	EUR	250,000		$296,693	08/20/21	34
JPMorgan Chase Bank NA	GBP	3,629,639		$5,140,513	08/20/21	95,117
JPMorgan Chase Bank NA		$20,984	CAD	25,271	08/20/21	(729)
JPMorgan Chase Bank NA		$16,501	EUR	13,517	08/20/21	(461)
JPMorgan Chase Bank NA		$94,906	EUR	79,420	08/20/21	(663)
JPMorgan Chase Bank NA		$5,632	GBP	3,971	08/20/21	(112)
JPMorgan Chase Bank NA		$1,157,451	GBP	829,458	08/20/21	(4,460)
JPMorgan Chase Bank NA		$1,697	GBP	1,241	08/20/21	28
Royal Bank of Canada	EUR	8,567,297		$10,478,430	08/20/21	312,145
UBS AG	AUD	1,002,363		$780,134	08/20/21	44,490
UBS AG	EUR	685,994		$810,647	08/20/21	(3,380)
UBS AG	EUR	117,340		$139,115	08/04/21	(82)
UBS AG		$75,944	EUR	62,053	08/20/21	(2,310)
UBS AG		$139,157	EUR	117,340	08/20/21	83
						$454,680

Futures Contracts: The Fund had the following futures contracts open at July 31, 2021:

	NUMBER OF CONTRACTS	EXPIRATION DATE	NOTIONAL AMOUNT (000)	VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Long:
U.S. Treasury 5 yr. Note	209	Sep-21	$20,900	$26,009,070	$148,622
U.S. Treasury Long Bond	21	Sep-21	2,100	3,459,094	174,277
Short:
U.S. Treasury 10 yr. Note	34	Sep-21	(3,400)	(4,571,406)	(10,469)
U.S. Treasury 2 yr. Note	54	Sep-21	(10,800)	(11,915,438)	4,197
					$316,627

@		Amount is less than $0.50.
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
EUR	—	Euro
GBP	—	British Pound
USD	—	United States Dollar

PORTFOLIO COMPOSITION as of 07/31/21	Percentage of Total Investments
Mortgages - Other	36.9%
Agency Fixed Rate Mortgages	23.6
Asset-Backed Securities	22.3
Short-Term Investments	10.6
Commercial Mortgage-Backed Securities	4.4
Collateralized Mortgage Obligations - Agency Collateral Series	2.1
Corporate Bond	0.1
Total Investments	100.0	%*

*	Does not include open long/short futures contracts with a value of $45,955,008 and net unrealized appreciation of $316,627. Does not include open foreign currency forward exchange contracts with net unrealized appreciation of $454,680.

Morgan Stanley Mortgage Securities Trust

Notes to Portfolio of Investments ▪ July 31, 2021 (unaudited)

In March 2020, the Financial Accounting Standards Board (“FASB”) issued an Accounting Standard Update, ASU 2020-04, Reference Rate Reform (Topic 848) - Facilitation of the Effects of Reference Rate Reform on Financial Reporting (“ASU 2020-04”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank Offered Rate ("LIBOR") and other Interbank Offered Rate (“IBOR”) based reference rates at the end of 2021. The temporary relief provided by ASU 2020-04 is effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through December 31, 2022. Management is evaluating the impact of ASU 2020-04 on the Fund's investments, derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund's Board of Trustees (the "Trustees"). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges. If only bid prices are available then the latest bid price may be used. If Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the price provided by the outside pricing service/vendor or exchange does not reflect the security’s fair value or is unable to provide a price, prices from brokers or dealers may also be utilized. In these circumstances, the value of the security will be the mean of bid and asked prices obtained from brokers or dealers; (2) when market quotations are not readily available, including circumstances under which the Adviser determines that the closing price, last sale price or the mean between the last reported bid and asked prices are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the New York Stock Exchange ("NYSE"). If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Trustees or by the Adviser using a pricing service and/or procedures approved by the Trustees; (3) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (4) quotations of foreign portfolio securities, other assets and liabilities and forward contracts stated in foreign currency are translated into U.S. dollar equivalents at the prevailing market rates prior to the close of the NYSE; and (5) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund's Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM ("ASC") 820, "Fair Value Measurement" ("ASC 820"), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund's investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – unadjusted quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer's financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2021:

INVESTMENT TYPE	LEVEL 1 UNADJUSTED QUOTED PRICES	LEVEL 2 OTHER SIGNIFICANT OBSERVABLE INPUTS	LEVEL 3 SIGNIFICANT UNOBSERVABLE INPUTS	TOTAL
Assets:
Fixed Income Securities
Agency Fixed Rate Mortgages	$—	$56,733,822	$—	$56,733,822
Asset-Backed Securities	—	53,463,180	—	53,463,180
Collateralized Mortgage Obligations - Agency Collateral Series	—	5,119,072	—	5,119,072
Commercial Mortgage-Backed Securities	—	10,600,800	—	10,600,800
Corporate Bond	—	176,120	—	176,120
Mortgages - Other	—	88,762,159	—	88,762,159
Total Fixed Income Securities	—	214,855,153	—	214,855,153
Short-Term Investments
U.S. Treasury Security	—	762,910	—	762,910
Investment Company	24,619,721	—	—	24,619,721
Total Short-Term Investments	24,619,721	762,910	—	25,382,631
Foreign Currency Forward Exchange Contracts	—	467,241	—	467,241
Futures Contracts	327,096	—	—	327,096
Total Assets	24,946,817	216,085,304	—	241,032,121
Liabilities:
Foreign Currency Forward Exchange Contracts	—	(12,561)	—	(12,561)
Futures Contract	(10,469)	—	—	(10,469)
Total Liabilities	(10,469)	(12,561)	—	(23,030)
Total	$24,936,348	$216,072,743	$—	$241,009,091

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment's valuation changes.